SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share the three and nine months ended September 30, 2025 and 2024 because the effect of their inclusion would have been anti-dilutive.

	For the three and nine months ended September 30, 2025	For the three and nine months ended September 30, 2024
Warrants to purchase shares of Common Stock	505,887	4,693
Restricted stock units - vested and unissued	276	115
Restricted stock units - unvested	22,835	1,954
Investment options to purchase shares of Common Stock	389	389
Options to purchase shares of Common Stock	129	129
Total potentially dilutive securities	529,516	7,280

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share the years ended December 31, 2024 and 2023 because the effect of their inclusion would have been anti-dilutive.

	For the years ended December 31,
	2024	2023
Warrants to purchase shares of common stock	4,668	15,528
Restricted stock units - vested and unissued	115	116
Restricted stock units - unvested	3,992	772
Common stock in abeyance	—	3,912
Investment options to purchase shares of common stock	389	389
Options to purchase shares of common stock	128	168
Total potentially dilutive securities	9,292	20,885